Employee Benefits	12 Months Ended
Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Employee benefits

2.12 Employee benefits

Accounting policy

Gratuity

The Group provides for gratuity, a defined benefit retirement plan ('the Gratuity Plan') covering eligible employees of Infosys and its Indian subsidiaries. The Gratuity Plan provides a lump-sum payment to vested employees at retirement, death, incapacitation or termination of employment, of an amount based on the respective employee's salary and the tenure of employment with the Group.

Liabilities with regard to the Gratuity Plan are determined by actuarial valuation, performed by an independent actuary, at each balance sheet date using the projected unit credit method. The Company fully contributes all ascertained liabilities to the Infosys Limited Employees' Gratuity Fund Trust (the Trust). In case of Infosys BPM and EdgeVerve, contributions are made to the Infosys BPM Limited Employees' Gratuity Fund Trust and EdgeVerve Systems Limited Employees' Gratuity Fund Trust, respectively. Trustees administer contributions made to the Trusts and contributions are invested in a scheme with Life Insurance Corporation of India as permitted by Indian law.

The Group recognizes the net obligation of a defined benefit plan in its balance sheet as an asset or liability. Gains and losses through re-measurements of the net defined benefit liability / asset are recognized in other comprehensive income and not reclassified to profit or loss in subsequent period. The actual return of the portfolio of plan assets, in excess of the yields computed by applying the discount rate used to measure the defined benefit obligation is recognized in other comprehensive income. The effect of any plan amendments are recognized in net profits in the statement of comprehensive income.

Provident fund

Eligible employees of Infosys receive benefits from a provident fund, which is a defined benefit plan. Both the eligible employee and the company make monthly contributions to the provident fund plan equal to a specified percentage of the covered employee's salary. The company contributes a portion of the contributions to the Infosys Limited Employees' Provident Fund Trust. The trust invests in specific designated instruments as permitted by Indian law. The remaining portion is contributed to the government administered pension fund. The rate at which the annual interest is payable to the beneficiaries by the trust is being administered by the government. The company has an obligation to make good the shortfall, if any, between the return from the investments of the Trust and the notified interest rate.

In respect of Indian subsidiaries, eligible employees receive benefits from a provident fund, which is a defined contribution plan. Both the eligible employee and the respective companies make monthly contributions to this provident fund plan equal to a specified percentage of the covered employee's salary. Amounts collected under the provident fund plan are deposited in a government administered provident fund. The companies have no further obligation to the plan beyond their monthly contributions.

Superannuation

Certain employees of Infosys, Infosys BPM and EdgeVerve are participants in a defined contribution plan. The Group has no further obligations to the Plan beyond its monthly contributions which are periodically contributed to a trust fund, the corpus of which is invested with the Life Insurance Corporation of India.

Compensated absences

The Group has a policy on compensated absences which are both accumulating and non-accumulating in nature. The expected cost of accumulating compensated absences is determined by actuarial valuation performed by an independent actuary at each balance sheet date using projected unit credit method on the additional amount expected to be paid/availed as a result of the unused entitlement that has accumulated at the balance sheet date. Expense on non-accumulating compensated absences is recognized in the period in which the absences occur.

2.12.1 Gratuity

The following tables set out the funded status of the gratuity plans and the amounts recognized in the Group’s financial statements as of March 31, 2018 and March 31, 2017:

	(Dollars in millions)
	As of
	March 31, 2018	March 31, 2017
Change in benefit obligations
Benefit obligations at the beginning	172	142
Service cost	23	19
Interest expense	11	10
Remeasurements - Actuarial losses / (gains)	(9)	10
Transfer	4	–
Curtailment gain	–	–
Benefits paid	(17)	(13)
Translation differences	–	4
Benefit obligations at the end	184	172
Change in plan assets
Fair value of plan assets at the beginning	184	143
Interest Income	12	12
Remeasurements – Returns on plan assets excluding amounts included in interest income	2	2
Contributions	5	37
Benefits paid	(17)	(13)
Translation differences	1	3
Fair value of plan assets at the end	187	184
Funded status	3	12
Prepaid gratuity benefit	7	12
Accrued gratuity	(4)	–

Net gratuity cost for the year ended March 31, 2018, 2017 and 2016 comprises the following components:

	(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Service cost	23	19	18
Net interest on the net defined benefit liability / asset	(1)	(2)	(1)
Net gratuity cost	22	17	17

Amount for the fiscal 2018, 2017 and 2016 recognized in statement of other comprehensive income:

	(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Re-measurements of the net defined benefit liability / asset
Actuarial (gains) / losses	(9)	10	3
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / asset	(2)	(2)	(1)
Total	(11)	8	2

	(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
(Gain) / loss from change in demographic assumptions	–	–	–
(Gain) / loss from change in financial assumptions	(6)	8	–
(Gain) / loss from change in experience adjustments	(3)	2	3
	(9)	10	3

The gratuity cost recognized in the statement of comprehensive income apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost is as follows:

	(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Cost of sales	20	15	15
Selling and marketing expenses	1	1	1
Administrative expenses	1	1	1
	22	17	17

The weighted-average assumptions used to determine benefit obligations as of March 31, 2018 and March 31, 2017 are set out below:

	As of
	March 31, 2018	March 31, 2017
Discount rate	7.5%	6.9%
Weighted average rate of increase in compensation levels	8.0%	8.0%

The weighted-average assumptions used to determine net periodic benefit cost for the year ended March 31, 2018, 2017 and 2016 are set out below:

	Year ended March 31,
	2018	2017	2016
Discount rate for the year	6.9%	7.8%	7.8%
Weighted average rate of increase in compensation levels	8.0%	8.0%	8.0%
Weighted average duration of defined benefit obligation	6.1 years	6.1 years	6.4 years

Discount rate

In India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. The tenure has been considered taking into account the past long-term trend of employees’ average remaining service life which reflects the average estimated term of the post- employment benefit obligations.

Weighted average rate of increase in compensation levels

The average rate of increase in compensation levels is determined by the Company, considering factors such as, the Company’s past compensation revision trends and management’s estimate of future salary increases.

Attrition rate	Attrition rate considered is the management’s estimate based on the past long-term trend of employee turnover in the Company.

Gratuity is applicable only to employees drawing a salary in Indian rupees and there are no other significant foreign defined benefit gratuity plans.

The company contributes all ascertained liabilities towards gratuity to the Infosys Employees' Gratuity Fund Trust. In case of Infosys BPM and EdgeVerve, contributions are made to the Infosys BPM Employees' Gratuity Fund Trust and EdgeVerve Systems Limited Gratuity Fund Trust, respectively. Trustees administer contributions made to the trusts. As of March 31, 2018 and March 31, 2017, the plan assets have been primarily invested in insurer managed funds.

Actual return on assets for the year ended March 31, 2018, 2017 and 2016 was $14 million, $14 million and $11 million, respectively.

Sensitivity of significant assumptions used for valuation of defined benefit obligation:

(Dollars in millions)
Impact from one percentage point increase / decrease in	As at March 31, 2018
Discount rate	9
Weighted average rate of increase in compensation levels	8

Sensitivity for significant actuarial assumptions is computed by varying one actuarial assumption used for the valuation of the defined benefit obligation by one percentage, keeping all other actuarial assumptions constant. In practice, this is not probable, and changes in some of the assumptions may be correlated.

Assumptions regarding future mortality experience are set in accordance with the published statistics by the Life Insurance Corporation of India.

The Group expects to contribute $20 million to the gratuity trusts during fiscal 2019.

Maturity profile of defined benefit obligation:

(Dollars in millions)
Within 1 year	27
1 - 2 year	27
2 - 3 year	29
3 - 4 year	31
4 - 5 year	33
5 - 10 years	157

2.12.2 Superannuation

The Group contributed $27 million, $25 million and $36 million to the superannuation plan during the year ended March 31, 2018, 2017 and 2016, respectively.

Superannuation contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Cost of sales	24	22	32
Selling and marketing expenses	2	2	3
Administrative expenses	1	1	1
	27	25	36

2.12.3 Provident fund

Infosys has an obligation to fund any shortfall on the yield of the trust’s investments over the administered interest rates on an annual basis. These administered rates are determined annually predominantly considering the social rather than economic factors and in most cases the actual return earned by the company has been higher in the past years. The actuary has provided a valuation for provident fund liabilities on the basis of guidance issued by Actuarial Society of India and based on the below provided assumptions there is no shortfall as at March 31, 2018 and March 31, 2017, respectively.

The details of fund and plan asset position are given below:

(Dollars in millions)
	As of
	March 31, 2018	March 31, 2017
Plan assets at period end, at fair value	792	688
Present value of benefit obligation at period end	792	688
Asset recognized in balance sheet	–	–

The plan assets have been primarily invested in government securities.

Assumptions used in determining the present value obligation of the interest rate guarantee under the Deterministic Approach:

	As of
	March 31, 2018	March 31, 2017
Government of India (GOI) bond yield	7.5%	6.9%
Remaining term to maturity of portfolio	5.9 years	6 years
Expected guaranteed interest rate	8.6%	8.6%

The Group contributed $75 million, $69 million and $63 million to the provident fund during the year ended March 31, 2018, 2017 and 2016, respectively.

Provident fund contributions have been apportioned between cost of sales, selling and marketing expenses and administrative expenses on the basis of direct employee cost as follows:

(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Cost of sales	67	61	56
Selling and marketing expenses	5	5	5
Administrative expenses	3	3	2
	75	69	63

2.12.4 Employee benefit costs include:

(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Salaries and bonus (1) (2)	5,910	5,501	5,120
Defined contribution plans	40	37	46
Defined benefit plans	84	74	70
	6,034	5,612	5,236

(1)	Includes stock compensation expense of $13 million, $17 million and $1 million for the year ended March 31, 2018, 2017 and 2016 respectively
(2)

Included in the above is a reversal of stock compensation cost of $5 million for the year ended March 31, 2018 towards forfeiture of stock incentives granted to Dr. Vishal Sikka upon his resignation. Refer note no. 2.16

The gratuity and provident plans are applicable only to employees drawing a salary in Indian rupees and there are no other significant foreign defined benefit plans.

The employee benefit cost is recognized in the following line items in the consolidated statement of comprehensive income:

(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Cost of sales	5,379	4,987	4,627
Selling and marketing expenses	425	405	403
Administrative expenses	230	220	206
	6,034	5,612	5,236